UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22808

PREDEX

(Exact name of registrant as specified in charter)

17645 Wright Street, Suite 200, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

Corporation Trust Center

251 Little Falls Drive

Wilmington, DE 19808

(Name and address of agent for service)

Registrant's telephone number, including area code: (402) 493-4603

Date of fiscal year end: April 30th

Date of reporting period: July 1, 2018 - June 30, 2019

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §. 3507.

ITEM 1. PROXY VOTING RECORD:

Registrant: Predex
Investment Company Act file number: 811-22808					Item 1
Reporting Period: July 1, 2018 through June 30, 2019

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) With/Against Management
1	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Election of Director: Philip Halpern	Mgmt	Y	For	With
2	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Election of Director: W. Todd Henderson	Mgmt	Y	For	With
3	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Election of Director: Deborah H. McAneny	Mgmt	Y	For	With
4	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Election of Director: Murray J. McCabe	Mgmt	Y	For	With
5	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Election of Director: Steven G. Rogers	Mgmt	Y	For	With
6	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Election of Director: Brian M. Smith	Mgmt	Y	For	With
7	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Election of Director: Lenore M. Sullivan	Mgmt	Y	For	With
8	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Proposal to increase authorized stock	Mgmt	Y	For	With
9	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Proposal related to the due date for redemption requests	Mgmt	Y	For	With
10	RREEF America REIT II, Inc.	n/a	none	7/19/2018	Proposal related to the distribution of sales proceeds	Mgmt	Y	For	With

11	BlackRock US Core Property Fund, L.P.	n/a	none	9/12/2018	Election of Directors: Peter Aldrich, Greg Hauser, and Clay Lebhar	Mgmt	N	Abstain	Abstain

12	Barings Core Property Fund LP	n/a	none	9/28/2018	Proposed amendment and restatement of the Fund's Fifth Amended and Restated Agreement of Limited Partnership	Mgmt	Y	For; Option One	With

13	GRE U.S. Property Fund L.P.	n/a	none	11/6/2018	Consent to change of ownership of the Fund	Mgmt	Y	For	With

14	Invesco Core Real Estate - U.S.A., L.P.	n/a	none	11/19/2018	Ratification of Advisory Committee Members	Mgmt	Y	For; Approve All	With

15	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/5/2019	Proposed amendment to both Limited Partnership Agreements	Mgmt	Y	For	With
16	RREEF Core Plus Industrial Fund L.P.	n/a	none	6/5/2019	Appointment of members of the Board of Managers	Mgmt	Y	For	With

17	JLL Income Property Trust	n/a	none	6/13/2019	Election of Director: Lynn C. Thurber	Mgmt	Y	For	With
18	JLL Income Property Trust	n/a	none	6/13/2019	Election of Director: Virginia G. Breen	Mgmt	Y	For	With
19	JLL Income Property Trust	n/a	none	6/13/2019	Election of Director: Jonathan B. Bulkeley	Mgmt	Y	For	With
20	JLL Income Property Trust	n/a	none	6/13/2019	Election of Director: R. Martel Day	Mgmt	Y	For	With
21	JLL Income Property Trust	n/a	none	6/13/2019	Election of Director: Jacques N. Gordon	Mgmt	Y	For	With
22	JLL Income Property Trust	n/a	none	6/13/2019	Election of Director: Jason B. Kern	Mgmt	Y	For	With
23	JLL Income Property Trust	n/a	none	6/13/2019	Election of Director: William E. Sullivan	Mgmt	Y	For	With
24	JLL Income Property Trust	n/a	none	6/13/2019	Proposed amendment to the Second Articles of Amendment and Restatement	Mgmt	Y	For	With
25	JLL Income Property Trust	n/a	none	6/13/2019	Ratification of KPMG LLP as independent auditor	Mgmt	Y	For	With

26	CBRE U.S. Core Partners, LP	n/a	none	6/28/2019	Proposed amendment to the Third Amended and Restated Agreement of Limited Partnership of the Partnership	Mgmt	Y	For	With

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) PREDEX

By (Signature and Title) /s/ J. Grayson Sanders

J. Grayson Sanders, President

Date: August 7, 2019